Acquisitions - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Mar. 23, 2015	Sep. 02, 2014	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Acquisitions (Textual) [Abstract]
Common shares outstanding	120,000,000		116,306,894	119,577,333
Cash payments for acquisitions			$ (7.9)	$ 1,320.5	$ 101.8
Long-term debt			5,146.0	5,944.9
Goodwill			6,091.1	6,011.6	3,098.2
Goodwill, acquired during period			130.8	2,920.6
U S Retail Consumer Foods [Member]
Acquisitions (Textual) [Abstract]
Goodwill			1,600.9	1,140.8	$ 1,095.5
Goodwill, acquired during period			494.7	47.9
Big Heart [Member]
Acquisitions (Textual) [Abstract]
Business acquisition consideration given	$ 5,897.8
Shares issued to shareholders of acquiree	17,900,000
Value of shares issued to shareholders of acquiree	$ 2,035.5
Business acquisition debt assumed	2,630.2
Cash payments for acquisitions	1,232.1
Long-term debt	5,500.0
Goodwill	3,004.7
Goodwill, acquired during period			3,000.0
Goodwill deductible for tax purpose			70.4
Total intangible assets	$ 3,831.8
Sahale [Member]
Acquisitions (Textual) [Abstract]
Cash payments for acquisitions		$ 80.5
Total intangible assets		30.4
Sahale [Member] | U S Retail Consumer Foods [Member]
Acquisitions (Textual) [Abstract]
Goodwill, acquired during period		$ 47.0
New Accounting Pronouncement, Early Adoption, Effect [Member]
Acquisitions (Textual) [Abstract]
Goodwill			$ 131.7	$ 1.8